Annual Total Returns (Vanguard 500 Index Fund - ETF Shares ETF) (Vanguard 500 Index Fund, Vanguard 500 Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard 500 Index Fund | Vanguard 500 Index Fund - ETF Shares
Annual Total Return
2013	32.33%
2012	15.98%
2011	2.09%